March 13, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Supplement to Current Summary Prospectuses and Prospectuses

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in each fund's prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation (Mellon), an affiliate of Dreyfus. The team consists of Patrick Kent, CFA, CMT, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Mr. Kent, the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon, has been the fund's primary or lead portfolio manager since March 2019. Prior to joining Mellon, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon. Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008. Mr. Duncan is a director at Mellon and has been a portfolio manager of the fund since November 2017.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in each fund's prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation. The team consists of Patrick Kent, CFA, CMT, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon. He has been employed by Mellon since 2019 and has been the fund's primary or lead portfolio manager since March 2019. Prior to joining Mellon, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. At Wellington, Mr. Kent co-managed the firm's global all-cap impact investing strategy, which paired top-down thematic research with bottom-up stock selection and focused on positive social and environmental impact. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon. Messrs. Boyd and Dutile have been employed by Mellon or a predecessor company of Mellon since 2005 and 2006, respectively. Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008. Mr. Duncan is a director at Mellon. Mr. Duncan has been employed by Mellon or a predecessor company of Mellon since 2005. Mr. Duncan has been a portfolio manager of the fund since November 2017. Messrs. Kent, Boyd, Dutile and Duncan also have been employed by Dreyfus since March 2019, December 2008, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

March 13, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Technology Growth Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation (Mellon), an affiliate of Dreyfus. The team consists of Barry Mills and Erik Swords. Mr. Mills, a director and senior research analyst with Mellon, has been a primary portfolio manager of the fund since September 2007. Mr. Swords, a director and senior research analyst and portfolio manager with Mellon, has been a primary portfolio manager of the fund since December 2008.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

The fund is managed by a team of portfolio managers. The team consists of Barry Mills and Erik Swords. Mr. Mills, a director and senior research analyst with Mellon Investments Corporation, has been a primary portfolio manager of the fund since September 2007. He has been employed by Mellon or a predecessor company of Mellon since 2005. Mr. Mills also has been an employee of Dreyfus since 2005. Mr. Swords, a director and senior research analyst and portfolio manager with Mellon, has been a portfolio manager of the fund since December 2008. He has been employed by Mellon or a predecessor company of Mellon since 2005. Mr. Swords also has been an employee of Dreyfus since 2009. Messrs. Mills and Swords manage the fund in their capacities as employees of Dreyfus.